EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to
Prospectus dated March 1, 2015 and
Summary Prospectuses dated March 1, 2015

Effective October 31, 2015, Government Obligations Portfolio, Eaton Vance Short Duration Government Income Fund and Short-Term U.S. Government Portfolio will be managed by Andrew Szczurowski.  Susan Schiff, a current portfolio manager, will be retiring from the Eaton Vance organization on that date.

July 31, 2015

        19395 7.31.15

EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to
Statement of Additional Information
dated March 1, 2015

Effective October 31, 2015, Government Obligations Portfolio, Eaton Vance Short Duration Government Income Fund and Short-Term U.S. Government Portfolio will be managed by Andrew Szczurowski.  Susan Schiff, a current portfolio manager, will be retiring from the Eaton Vance organization on that date.

July 31, 2015

                7.31.15